File No. 002-74452
                                                   Rule 497(e)




            MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

               Supplement dated August 18, 1997 to
                 Prospectus dated April 25, 1997


     At the close of business on August 15, 1997, Merrill Lynch
Variable Series Funds, Inc. implemented a change to the name of the Merrill Lynch Equity Growth Fund to the Merrill Lynch Special Value Focus Fund.